Cover - shares	12 Months Ended
	Dec. 31, 2021	Jun. 28, 2022
Document Information Line Items
Entity Registrant Name	TOMBSTONE EXPLORATION CORPORATION
Entity Central Index Key	0001072772
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	Yes
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding		12,210,746
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-29922
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	6529 E. Friess Drive
Entity Address Address Line 2	6529 E. Friess Drive
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Country	AZ
Entity Address Postal Zip Code	85254
Amendment Description	This Amendment No. 2 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2021 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on June 29, 2022, and amended January 31, 2023. The purpose of this Form 20-F/A is to revise and remove all references that may indicate that the Company’s properties contain proven reserves. The filing has been amended accordingly, as reflected in “Item 4.B. Information on the Company — Tombstone Project” section of the Report. This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Icfr Auditor Attestation Flag	false
Auditor Name	RBSM LLP
Auditor Location	Las Vegas, Nevada
Auditor Firm Id	587
Security 12g Title	Common Shares Without Par Value
Entity Interactive Data Current	Yes
Entity Address Address Description	Address of principal executive offices
Document Shell Company Report	false
Document Registration Statement	false
Phone Fax Number Description	Name, address and telephone of Company contact person
Contained File Information File Name	Alan Brown
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	6529 E. Friess Drive
Entity Address City Or Town	Scottsdale
Entity Address Postal Zip Code	85254
City Area Code	480
Local Phone Number	588-8920
Contact Personnel Name	Alan Brown